5. Capitalized Software Development Costs	12 Months Ended
Sep. 30, 2012
Notes
5. Capitalized Software Development Costs

5.     Capitalized Software Development Costs

The following is a summary of capitalized software development costs:

	September 30,
	2012	2011
Beginning balance	$395,188	$305,710
Additions	434,915	502,110
Amortization	(446,876)	(412,632)
Charge offs	-	-
Ending balance	$383,227	$395,188

Amortization expense for the remaining estimated lives of these costs are as follows:

Year Ending September 30,
2013	$210,833
2014	172,394
$383,227